Goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Goodwill from Shenzhen Yitian acquisition(a)	92,990,256	92,990,256	12,869,199
Goodwill from Shanghai Guoyu acquisition(b)	13,283,750	13,283,750	1,838,378
Total	106,274,006	106,274,006	14,707,577

(a)	Goodwill represents the excess fair value of consideration over the identifiable assets of Shenzhen Yitian acquired by Beijing WiMi in 2015 for the central processing algorithm services segment.

(b)	Weidong and YY Online acquired Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 20,000,000. The excess fair value of consideration over the identifiable assets acquired of RMB 13,283,750 was allocated to goodwill for the central processing algorithm services segment. On May 12, 2023, YY Online transferred its Shanghai Guoyu’s 1% equity to Shenzhen Weidong, a wholly-owned subsidiary of Weidong.